Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Redeemable Convertible Preferred Stock
Note 7. Redeemable Convertible Preferred Stock
The following table summarizes the redeemable convertible preferred stock as of June 30, 2021 and December 31, 2020:

	Shares		Original Issue Price	Aggregate Liquidation Preference (In thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	33,162,954	33,162,954	1.50	49,744
Series C	28,571,429	28,571,423	1.75	50,000

	95,289,938	95,289,932		$133,300

The rights, preferences and privileges of the Series A, Series B and Series C redeemable convertible preferred stock (together, the “Redeemable Convertible Preferred Stock”) are as follows:
(a) Dividend Rights
Through June 30, 2021, no dividends have been declared, authorized, or paid. From and after the date of issuance of the shares of Redeemable Convertible Preferred Stock, the holders of the outstanding shares of Series A, Series B and Series C redeemable convertible preferred stock are entitled to receive, when and if declared by the Board of Directors, and prior and in preference to dividends on the Company’s common stock, a noncumulative cash dividend at the rate of $0.08, $0.12, and $0.14, respectively, per share per annum. The preferred stockholders also participate in any additional dividends on an as-if converted
basis with common stockholders.
(b) Redemption Rights
The Redeemable Convertible Preferred Stock is not redeemable as of June 30, 2021. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, the Redeemable Convertible Preferred Stock is contingently redeemable. As such, the Redeemable Convertible Preferred Stock is classified as temporary equity. The redemption price of the Redeemable Convertible Preferred Stock is equal to their respective original issue price per share plus any declared but unpaid dividends. Any discount to liquidation preference of the Redeemable Convertible Preferred Stock is not being accreted as a deemed dividend, as it not currently probable that the Redeemable Convertible Preferred Stock will become redeemable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.
(c) Conversion Rights
Each share of Redeemable Convertible Preferred Stock is, at the option of the holder, convertible into the number of fully paid and nonassessable shares of common stock as determined by dividing the original issue price applicable to such series of Redeemable Convertible Preferred Stock by the conversion price in effect at that time with respect to such series. The conversion price for the Redeemable Convertible Preferred Stock is the original issue price of such series of Redeemable Convertible Preferred Stock and shall be adjusted in accordance with conversion provisions contained in the Company’s Amended and Restated Certificate of Incorporation.
Each share of Redeemable Convertible Preferred Stock shall automatically be converted into fully paid, nonassessable shares of common stock at the then effective conversion rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the Securities Act), covering the offer and sale of the Company’s common stock, provided that the public offering price represents a pre-money valuation
of at least $250.0 million and the aggregate gross proceeds to the Company are not less than $40.0 million, or (ii) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the Redeemable Convertible Preferred Stock then outstanding (voting as a single class and on an as-if converted
basis), or, if later, the effective date for conversion specified in such requests.
(d) Voting Rights
Each holder of a share of Redeemable Convertible Preferred Stock is entitled to the number of votes, with respect to such share, equal to the number of shares of common stock into which such share of Redeemable Convertible Preferred Stock could be converted on the record date for the vote or consent of stockholders, except as otherwise required by law, and has voting rights and powers equal to the voting rights and powers of the holders of common stock voting as a single class.
As of June 30, 2021, the Board of Directors was comprised of eight members, one of whom was designated by the holders of Redeemable Convertible Preferred Stock, voting exclusively and as a separate class, and one of whom is the then current Chief Executive Officer of the Company and is elected by the holders of common stock, voting exclusively and as a separate class. The holders of common stock and Redeemable Convertible Preferred Stock, voting as a single class on an as-if converted
basis, were entitled to elect the remaining balance of the total number of directors.
(e) Liquidation Rights
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Redeemable Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the common stock by reason of their ownership of such stock, an amount per share for each share of Redeemable Convertible Preferred Stock held by them equal to the sum of (i) the liquidation preference of $1.00, $1.50, and $1.75 per share of Series A, Series B, and Series C redeemable convertible preferred stock, respectively, and (ii) all declared but unpaid dividends (if any) on such share of Redeemable Convertible Preferred Stock, or such lesser amount as may be approved by the holders of the majority of the then-outstanding shares of Redeemable Convertible Preferred Stock, voting as a single class and on an as-converted basis.
If upon the liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the holders of the Redeemable Convertible Preferred Stock are insufficient to permit the payment to such holders of the full amounts, then the entire assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Redeemable Convertible Preferred Stock in proportion to the full amounts they would otherwise be entitled to receive.
After the payment or setting aside for payment to the holders of the Redeemable Convertible Preferred Stock of the full amounts specified above, the remaining assets of the Company legally available for distribution shall be distributed with equal priority and ratably to the holders of the common stock in proportion to the number of shares of common stock held by them.

Note 7. Redeemable Convertible Preferred Stock
The following table summarizes the redeemable convertible preferred stock:

	As of December 31, 2020
	Shares		Original Issue Price	Aggregate Liquidation Preference (in thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	33,162,954	33,162,954	1.50	49,744
Series C	28,571,429	28,571,423	1.75	50,000

	95,289,938	95,289,932		$133,300

	As of December 31, 2019
	Shares		Original Issue Price	Aggregate Liquidation Preference (in thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	35,000,000	33,162,954	1.50	49,744

	68,555,555	66,718,509		$83,300

From April 2016 to January 2018, the Company issued and sold an aggregate of 33,555,555 shares of Series A redeemable convertible preferred stock at a purchase price of $1.00 per share for aggregate proceeds of approximately $33.5 million.
From October 2018 to September 2019, the Company issued and sold an aggregate of 33,162,954 shares of Series B redeemable convertible preferred stock at a purchase price of $1.50 per share for aggregate proceeds of approximately $49.7 million.
In June 2020, the Company issued 28,571,429 shares of Series C redeemable convertible preferred stock at a purchase price of $1.75 per share for aggregate proceeds of approximately $50.0 million.
In accordance with the Series B redeemable convertible preferred stock purchase agreements, the holders of Series B redeemable convertible preferred stock had the right to participate in the future purchases of Series B redeemable convertible preferred stock, but did not have an obligation to invest in the second tranche. The Company’s Amended and Restated Certificate of Incorporation also included a special mandatory conversion feature whereby if an investor decided not to participate in the second tranche closing, each share of Series B preferred stock then held by such investor would have automatically converted into 1/10th of a fully-paid, nonassessable share of common stock. The underlying shares of the future tranche rights were not puttable by the holder or mandatorily redeemable. In addition, the tranche rights to participate in the future tranche closing involved the issuance of a fixed number of shares at a fixed price.
The Company determined that the future rights to participate in the second tranche closing of Series B redeemable convertible preferred stock was a freestanding financial instrument as it met the criteria for being legally detachable and separately exercisable. In 2019, the Series B redeemable convertible preferred stock tranche right was exercised, remeasured and classified to redeemable convertible preferred stock.
The rights, preferences and privileges of the Series A, Series B and Series C redeemable convertible preferred stock (together, the “Redeemable Convertible Preferred Stock”) are as follows:
(a) Dividend Rights
Through December 31, 2020, no dividends have been declared, authorized, or paid. From and after the date of issuance of the shares of Redeemable Convertible Preferred Stock, the holders of the outstanding shares of Series

A, Series B and Series C redeemable convertible preferred stock are entitled to receive, when and if declared by the Board of Directors, and prior and in preference to dividends on the Company’s common stock, a noncumulative cash dividend at the rate of $0.08, $0.12, and $0.14, respectively, per share per annum. The preferred stockholders also participate in any additional dividends on an as-if converted
basis with common stockholders.
(b) Redemption Rights
The Redeemable Convertible Preferred Stock is not redeemable as of December 31, 2020. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, the Redeemable Convertible Preferred Stock is contingently redeemable. As such, the Redeemable Convertible Preferred Stock is classified as temporary equity. The redemption price of the Redeemable Convertible Preferred Stock is equal to their respective original issue price per share plus any declared but unpaid dividends. Any discount to liquidation preference of the Redeemable Convertible Preferred Stock is not being accreted as a deemed dividend, as it not currently probable that the Redeemable Convertible Preferred Stock will become redeemable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.
(c) Conversion Rights
Each share of Redeemable Convertible Preferred Stock is, at the option of the holder, convertible into the number of fully paid and nonassessable shares of common stock as determined by dividing the original issue price applicable to such series of redeemable convertible preferred stock by the conversion price in effect at that time with respect to such series. At December 31, 2020, the conversion price for the Redeemable Convertible Preferred Stock is the original issue price of such series of Redeemable Convertible Preferred Stock and shall be adjusted in accordance with conversion provisions contained in the Company’s Amended and Restated Certificate of Incorporation.
Each share of Redeemable Convertible Preferred Stock shall automatically be converted into fully paid, nonassessable shares of common stock at the then effective conversion rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the Securities Act), covering the offer and sale of the Company’s common stock, provided that the public offering price represents a pre-money valuation
of at least $250.0 million and the aggregate gross proceeds to the Company are not less than $40.0 million, or (ii) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the redeemable convertible preferred stock then outstanding (voting as a single class and on an as-if converted
basis), or, if later, the effective date for conversion specified in such requests.
(d) Voting Rights
Each holder of a share of Redeemable Convertible Preferred Stock is entitled to the number of votes, with respect to such share, equal to the number of shares of common stock into which such share of Redeemable Convertible Preferred Stock could be converted on the record date for the vote or consent of stockholders, except as otherwise required by law, and has voting rights and powers equal to the voting rights and powers of the holders of common stock voting as a single class.
As of December 31, 2020, the Board of Directors was comprised of six members, three of whom are elected by the holders of Redeemable Convertible Preferred Stock, voting exclusively and as a separate class, and one of whom is the then current Chief Executive Officer of the Company and is elected by the holders of common stock, voting exclusively and as a separate class. The holders of common stock and Redeemable Convertible
Preferred Stock, voting as a single class on
an as-if converted
basis, were entitled to elect the balance of the total number of directors.

(e) Liquidation Rights
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Redeemable Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the common stock by reason of their ownership of such stock, an amount per share for each share of Redeemable Convertible Preferred Stock held by them equal to the sum of (i) the liquidation preference of $1.00, $1.50, and $1.75 per share of Series A, Series B, and Series C redeemable convertible preferred stock, respectively, and (ii) all declared but unpaid dividends (if any) on such share of Redeemable Convertible Preferred Stock, or such lesser amount as may be approved by the holders of the majority of the then-outstanding shares of redeemable convertible preferred stock, voting as a single class and on an as-converted
basis. If upon the liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the holders of the Redeemable Convertible Preferred Stock are insufficient to permit the payment to such holders of the full amounts, then the entire assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Redeemable Convertible Preferred Stock in proportion to the full amounts they would otherwise be entitled to receive.
After the payment or setting aside for payment to the holders of the Redeemable Convertible Preferred Stock of the full amounts specified above, the remaining assets of the Company legally available for distribution shall be distributed with equal priority and ratably to the holders of the common stock in proportion to the number of shares of common stock held by them.